Schedule of Investments (unaudited) October 31, 2022	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 132.6%

Corporate — 0.6%
California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(a)	$2,500	$2,328,130

County/City/Special District/School District — 35.8%
Butte-Glenn Community College District, GO, Series A, Election 2016, 5.25%, 08/01/46	1,420	1,476,523
California Statewide Communities Development
Authority, SAB
Series A, 5.00%, 09/02/39	275	280,447
Series A, 5.00%, 09/02/44	160	159,950
Series A, 5.00%, 09/02/48	160	155,704
Series B, 5.00%, 09/02/52	565	494,683
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/40	300	292,424
4.00%, 09/02/50	240	182,420
5.00%, 09/02/50	240	223,459
Series C, 5.00%, 09/02/44	595	594,814
Carlsbad Unified School District, COP, 4.00%, 10/01/46	2,500	2,195,040
City & County of San Francisco California, GO, Series D-1, 4.00%, 06/15/42	2,470	2,344,294
City & County of San Francisco California, Refunding COP
Class A, 4.00%, 04/01/40	9,635	8,835,729
Series A, 4.00%, 04/01/44	1,300	1,137,730
City & County of San Francisco, GO, Series 2020, Class D1, 4.00%, 06/15/46	2,500	2,194,415
City of Roseville California, ST, 4.00%, 09/01/45	350	277,665
Corona-Norco Unified School District, GO
Series C, 4.00%, 08/01/49	6,300	5,586,229
Series B, Election 2014, 5.00%, 08/01/47	5,000	5,137,665
County of Merced California, COP
(BAM), 4.00%, 06/01/43	1,620	1,433,810
(BAM), 4.00%, 06/01/44	1,260	1,103,916
(BAM), 4.00%, 06/01/45	1,750	1,520,080
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 4.00%, 06/01/37	3,750	3,636,390
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/39	4,160	4,319,627
Marin Healthcare District, GO, Series A, Election 2013, 4.00%, 08/01/40	2,030	1,955,097
Monterey Park Financing Authority, RB, 4.00%, 06/01/41	2,155	1,980,745
Municipal Improvement Corp of Los Angeles, Refunding RB, Series B, 4.00%, 11/01/34	3,530	3,461,038
Orange County Community Facilities District, ST
4.00%, 08/15/40	260	216,147
4.00%, 08/15/50	245	181,111
San Bernardino City Unified School District, GO, Series D, Election 2012, (AGM), 4.00%, 08/01/42	1,210	1,077,088
San Diego Unified School District, GO
Series N-2, 4.00%, 07/01/46	22,000	19,556,944
Series I, Election 2012, 5.00%, 07/01/47	10,000	10,227,430
San Diego Unified School District, GO, CAB, Series C, Election 2008, 0.00%, 07/01/40(b)	7,215	3,095,762

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Mateo Foster City Public Financing Authority, RB, 4.00%, 05/01/48	$3,250	$2,879,604
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	22,230	19,709,251
Santa Clara Unified School District, GO, Election 2014, 4.00%, 07/01/41	5,000	4,644,105
Santa Monica Community College District, GO, Series A, Election 2016, 5.00%, 08/01/43	10,000	10,409,420
Simi Valley Unified School District, GO
Series C, 4.00%, 08/01/42	1,715	1,563,282
Series A, Election 2016, 4.00%, 08/01/46	1,065	937,532
South Orange County Public Financing Authority, RB, 5.00%, 06/01/47	2,000	2,082,240
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	2,000	1,798,764

		129,358,574

Education — 13.5%
California Enterprise Development Authority, RB(c)
Series A, 5.00%, 07/01/50	1,200	1,001,098
Series A, 5.00%, 07/01/55	600	489,466
California Enterprise Development Authority, Refunding RB(c)
Class A, 4.00%, 06/01/36	250	207,005
Class A, 4.00%, 06/01/61	500	330,573
California Municipal Finance Authority, RB(c)
Series A, 5.00%, 10/01/39	220	192,884
Series A, 5.00%, 10/01/49	370	301,803
Series A, 5.00%, 10/01/57	725	570,024
California Municipal Finance Authority, Refunding RB
5.00%, 08/01/34	750	740,203
5.00%, 08/01/39(c)	425	389,402
5.00%, 08/01/48(c)	615	534,819
California School Finance Authority, RB(c)
5.00%, 06/01/40	270	240,671
5.00%, 06/01/50	430	358,905
5.00%, 06/01/59	685	551,361
Class A, 4.00%, 06/01/41	600	480,937
Series A, 5.00%, 06/01/49	1,000	839,560
Series A, 5.00%, 06/01/58	2,120	1,794,052
California State University, Refunding RB, Series A, 5.00%, 11/01/43	11,795	12,010,023
Hastings Campus Housing Finance Authority, RB(c)
Series A, 5.00%, 07/01/45	600	491,850
Series A, 5.00%, 07/01/61	3,000	2,318,997
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/43	2,000	1,840,924
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	7,000	6,262,263
Series BH, 4.00%, 05/15/46	2,630	2,396,785
Series I, 5.00%, 05/15/40	14,065	14,398,186

		48,741,791

Health — 11.3%
California Health Facilities Financing Authority, RB
5.00%, 11/15/42	1,000	1,006,818
Series A, 5.00%, 11/15/48	6,190	6,110,137
California Health Facilities Financing Authority, Refunding RB
4.00%, 08/15/40	1,350	1,223,459
4.00%, 05/15/46	2,500	2,132,062
Series A, 4.00%, 03/01/39	4,695	4,103,299

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
California Health Facilities Financing Authority,
Refunding RB (continued)
Series A, 4.00%, 04/01/40	$2,500	$2,100,150
Series A, 4.00%, 11/15/40	1,025	949,794
Series A, 4.00%, 04/01/45	8,000	6,526,592
Series A-2, 4.00%, 11/01/44	7,135	6,336,622
California Municipal Finance Authority, Refunding RB(c)
Series A, 5.00%, 11/01/39	195	183,945
Series A, 5.00%, 11/01/49	220	197,763
California Public Finance Authority, RB
Series A, 4.00%, 07/15/42	1,575	1,401,451
Series A, 4.00%, 07/15/51	7,500	6,389,047
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	2,000	2,008,180

		40,669,319

Housing — 5.6%
California Community Housing Agency, RB, M/F Housing(c)
4.00%, 08/01/46	805	550,441
Series A, 5.00%, 04/01/49	2,770	2,260,874
Series A, 4.00%, 02/01/56	885	627,697
Series A-1, 4.00%, 08/01/50	375	254,569
Series A-2, 4.00%, 08/01/47	2,060	1,409,852
Series A-2, 4.00%, 08/01/51	1,825	1,138,105
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	1	649
CMFA Special Finance Agency VII, RB, M/F Housing, Series A1, 3.00%, 08/01/56(c)	340	199,486
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(c)	1,400	821,930
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(c)	975	601,985
CMFA Special Finance Agency, RB, M/F Housing(c)
Series A, 4.00%, 12/01/45	910	639,228
Series A-1, 3.00%, 12/01/56	750	432,578
CSCDA Community Improvement Authority, RB, M/F Housing(c)
4.00%, 10/01/46	1,715	1,219,624
2.80%, 03/01/47	825	546,562
4.00%, 07/01/56	2,410	1,671,390
4.00%, 08/01/56	2,895	2,105,525
4.00%, 10/01/56	345	252,523
4.00%, 12/01/56	265	169,516
3.25%, 04/01/57	1,185	753,611
4.00%, 05/01/57	1,840	1,187,080
Series A, 5.00%, 07/01/51	340	287,648
Series A, 3.00%, 09/01/56	480	286,180
Series A, 4.00%, 06/01/58	2,085	1,523,801
Series A-2, 3.00%, 02/01/57	525	306,286
Series B, 4.00%, 02/01/57	465	288,488
Series B, Sub Lien, 4.00%, 12/01/59	1,095	682,608

		20,218,236

State — 15.4%
California State Public Works Board, RB
4.00%, 11/01/46	2,000	1,734,352
Series B, 4.00%, 05/01/39	1,560	1,465,865
Series D, 4.00%, 05/01/42	5,000	4,547,660
State of California, Refunding GO 3.00%, 10/01/37	12,000	9,945,948

Security	Par (000)	Value

State (continued)
State of California, Refunding GO (continued)
4.00%, 10/01/39	$16,620	$15,694,332
5.00%, 04/01/42	3,185	3,399,567
4.00%, 10/01/44	5,050	4,703,757
Class B, 5.00%, 11/01/36	13,000	13,979,745

		55,471,226

Tobacco — 1.6%
California County Tobacco Securitization Agency, Refunding RB
5.00%, 06/01/50	265	245,377
0.00%, 06/01/55(b)	2,425	380,228
Series A, 4.00%, 06/01/49	600	465,719
Series B-2, Subordinate, 0.00%, 06/01/55(b)	1,755	268,145
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, Subordinate, 0.00%, 06/01/66(b)	4,785	394,145
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	4,000	3,863,612

		5,617,226

Transportation — 29.4%
City of Long Beach California Harbor Revenue, ARB, Series A, 5.00%, 05/15/44	2,500	2,600,215
City of Los Angeles Department of Airports Refunding, ARB, Series D, AMT, 4.00%, 05/15/41	4,360	3,738,294
City of Los Angeles Department of Airports, ARB
AMT, 5.25%, 05/15/47	3,000	3,027,864
Series B, AMT, 5.00%, 05/15/41	6,000	5,942,094
Series B, AMT, 5.00%, 05/15/46	7,860	7,641,123
Series D, AMT, 5.00%, 05/15/41	4,780	4,788,991
City of Los Angeles Department of Airports, RB
Series A, AMT, 5.25%, 05/15/48	1,990	1,993,478
Series A, AMT, Subordinate, 5.00%, 05/15/37	4,800	4,820,117
City of Los Angeles Department of Airports, Refunding ARB
AMT, 4.00%, 05/15/42	2,950	2,515,784
AMT, 5.25%, 05/15/47	2,250	2,289,487
Series A, AMT, 5.00%, 05/15/40	4,450	4,419,113
County of Sacramento California Airport System Revenue, Refunding RB
4.00%, 07/01/39	1,900	1,670,233
Series A, 5.00%, 07/01/41	13,500	13,591,908
Port of Los Angeles, Refunding RB
Series B, 4.00%, 08/01/35	2,685	2,609,949
Series A, AMT, 5.00%, 08/01/44	7,135	6,952,751
San Diego County Regional Airport Authority, Refunding ARB
Series A, Subordinate, 4.00%, 07/01/37	1,200	1,071,128
Series A, Subordinate, 4.00%, 07/01/38	1,350	1,179,058
San Francisco Bay Area Rapid Transit District, GO, Series A, Election 2016, 0.00%, 11/29/22	10,615	10,979,424
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Class A, AMT, 5.00%, 01/01/47	2,650	2,536,153
Series A, AMT, 5.00%, 05/01/40	3,920	3,758,766
Series A, AMT, 5.00%, 05/01/47	16,735	15,943,033
Series A, AMT, 4.00%, 05/01/49	2,500	2,012,640

		106,081,603

Utilities — 19.4%
Beverly Hills Public Financing Authority, RB Series A, 4.00%, 06/01/38	2,250	2,193,372

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Beverly Hills Public Financing Authority, RB (continued)
Series A, 4.00%, 06/01/39	$1,715	$1,662,518
Series A, 4.00%, 06/01/40	1,080	1,040,862
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 4.00%, 06/01/52	5,400	4,669,461
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	2,000	1,728,876
Contra Costa Water District, RB, Series V, 5.00%, 10/01/44	2,310	2,418,242
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/43	8,380	8,629,422
Series A, 5.00%, 07/01/46	6,415	6,528,520
Series C, 5.00%, 07/01/41	985	1,042,861
Series C, 5.00%, 07/01/42	845	890,156
Los Angeles Department of Water & Power, Refunding RB
Series B, 5.00%, 07/01/46	215	223,210
Series C, 5.00%, 07/01/43	4,750	4,961,736
Orange County Water District, Refunding RB, Series A, 4.00%, 08/15/41	1,100	1,035,743
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	31,560	28,933,640
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	4,800	4,251,264

		70,209,883

Total Municipal Bonds in California		478,695,988

Puerto Rico — 4.5%

State — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,845	2,379,956
Series A-1, Restructured, 5.00%, 07/01/58	8,279	7,082,858
Series A-2, Restructured, 4.78%, 07/01/58	2,530	2,098,007
Series A-2, Restructured, 4.33%, 07/01/40	2,588	2,195,996
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	8,577	1,861,398

		15,618,215

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, 5.50%, 05/15/39	505	502,273

Total Municipal Bonds in Puerto Rico		16,120,488

Total Municipal Bonds — 137.1% (Cost: $549,516,503)		494,816,476

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 23.2%

County/City/Special District/School District — 3.2%
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/44	11,200	11,600,137

Education — 9.3%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	11,792	5,896,645

Security	Par (000)	Value

Education (continued)
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	$10,165	$10,468,849
Series I, 5.00%, 05/15/40	14,065	7,029,998
Series M, 5.00%, 05/15/42	10,000	10,278,630

		33,674,122

Health — 4.4%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	15,620	15,683,878

Transportation — 2.4%
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series B, 5.00%, 05/01/41	8,720	8,531,840

Utilities — 3.9%
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series A, 5.00%, 07/01/46	6,412	3,207,160
Los Angeles Department of Water & Power, RB, Series A, 5.00%, 07/01/42	10,670	10,954,665

		14,161,825

Total Municipal Bonds in California		83,651,802

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.2% (Cost: $88,156,221)		83,651,802

Total Long-Term Investments — 160.3% (Cost: $637,672,724)		578,468,278

	Shares

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 1.20%(e)(f)	6,279,803	6,275,407

Total Short-Term Securities — 1.7% (Cost: $6,275,406)		6,275,407

Total Investments — 162.0% (Cost: $643,948,130)		584,743,685

Liabilities in Excess of Other Assets — (0.8)%		(3,054,135)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.7)%		(49,526,591)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.5)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$360,862,959

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock California Municipal Income Trust (BFZ)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$2,559,236	$3,717,891	(a)	$—	$(1,719)	$(1)	$6,275,407	6,279,803	$31,602	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	251	12/20/22	$27,783	$813,611
U.S. Long Bond	508	12/20/22	61,405	3,370,582
5-Year U.S. Treasury Note	206	12/30/22	21,968	313,546

				$4,497,739

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$494,816,476	$—	$494,816,476
Municipal Bonds Transferred to Tender Option Bond Trusts	—	83,651,802	—	83,651,802
Short-Term Securities
Money Market Funds	6,275,407	—	—	6,275,407

	$6,275,407	$578,468,278	$—	$584,743,685

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$4,497,739	$—	$—	$4,497,739

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(49,323,802)	$—	$(49,323,802)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

	$—	$(220,623,802)	$—	$(220,623,802)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

5